Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net
Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2019	$1,272,351	$(317,060)	$955,291
Transfer from Advances for vessels	39,725	—	39,725
Depreciation expense	—	(50,310)	(50,310)
Balance, December 31, 2019	$1,312,076	$(367,370)	$944,706
Transfer from Advances for vessels	59,265	—	59,265
Transfer to Assets held for sale	(13,881)	6,343	(7,538)
Depreciation expense	—	(54,269)	(54,269)
Balance, December 31, 2020	$1,357,460	$(415,296)	$942,164